SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Current, Federal					$ (2,098,199)	$ (326,121)
Current, State					100,568	268,474
Current Foreign Tax Expense (Benefit)
Total current					(1,997,631)	(57,647)
Deferred, Federal					(1,038,359)	(536,862)
Deferred, State
Deferred Foreign Income Tax Expense (Benefit)
Total deferred				$ (1,513,672)	(1,038,359)	(536,862)
Total consolidated income tax provision (benefit)	$ (554,075)	$ (1,254,134)	$ (893,932)	$ (506,245)	$ (3,035,990)	$ (594,509)